UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

The Cushing® Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2015

		Fair
Common Stock - 50.1%	Shares	Value
Chemicals - 11.2%
Netherlands - 3.8%
LyondellBasell Industries NV	67,538	$5,802,190
United States - 7.4%
E.I. du Pont de Nemours and Company	40,000	3,114,000
The Dow Chemical Company (1)	90,000	4,431,600
Westlake Chemical Corporation (1)	55,000	3,671,800
		17,019,590
Commercial Service Supplies & Distributors - 2.3%
United States - 2.3%
United Rentals, Inc.(2)	37,000	3,443,220

Construction & Engineering - 1.8%
United States - 1.8%
Fluor Corporation (1)	20,000	1,160,000
Quanta Services, Inc.(2)	55,000	1,582,900
		2,742,900
Integrated Oil & Gas - 2.7%
Netherlands - 1.7%
Royal Dutch Shell plc (1)	39,500	2,582,115
United States - 1.0%
Occidental Petroleum Corporation	20,000	1,557,600
		4,139,715
Machinery - 2.2%
United States - 2.2%
Greenbrier Companies, Inc.	25,000	1,469,250
Wabtec Corporation	20,000	1,897,800
		3,367,050
Oil & Gas Refining & Marketing - 12.6%
United States - 12.6%
Delek US Holdings, Inc.	30,000	1,118,400
HollyFrontier Corporation	32,000	1,407,680
Marathon Petroleum Corporation	25,100	2,635,500
Phillips 66 (1)	80,000	6,276,800
Tesoro Corporation	25,000	2,296,000
Western Refining Inc.	115,000	5,416,500
		19,150,880
Oil & Gas Storage & Transportation - 7.3%
Bermuda - 4.2%
GasLog Ltd. (1)	270,677	5,356,698
Golar LNG Limited	33,486	1,038,735
Republic of the Marshall Islands - 3.1%
Ardmore Shipping Corporation	153,854	1,626,237
Teekay Corporation	70,000	3,096,800
		11,118,470

Transportation - 2.4%
United States - 2.4%
Genesee & Wyoming, Inc.(2)	19,500	2,010,450
Swift Transportation Company(1)(2)	60,000	1,696,800
		3,707,250
Utilities - 7.6%
United States - 7.6%
Centerpoint Energy, Inc.	105,000	2,182,950
Dominion Resources, Inc.	25,000	1,802,250
PPL Corporation	100,000	3,410,000
Sempra Energy	13,000	1,406,600
The Southern Company (1)	60,500	2,770,295
		11,572,095
Total Common Stocks (Cost $60,106,361)		$76,261,170

Master Limited Partnerships and Related Companies - 31.8%
Oil & Gas Exploration & Production - 0.5%
United States - 0.5%
BreitBurn Energy Partners, L.P. (1)	103,192	$739,887

Oil & Gas Refining & Marketing - 1.3%
Republic of the Marshall Islands - 1.3%
Knot Offshore Partners, L.P.	85,970	1,930,026

Oil & Gas Storage & Transportation - 28.8%
Republic of the Marshall Islands - 17.5%
Golar LNG Partners, L.P.	204,686	5,344,352
Capital Product Partners, L.P.	551,830	5,132,019
Delek Logistics Partners, L.P. (1)	179,000	7,478,620
GasLog Partners, L.P. (1)	138,694	3,528,375
Teekay LNG Partners, L.P. (1)	60,000	2,223,000
Teekay Offshore Partners, L.P.	133,400	2,926,796
United States - 11.3%
Cheniere Energy Partners, L.P.	230,000	7,049,500
Phillips 66 Partners, L.P. (1)	89,870	6,397,845
Tesoro Logistics, L.P. (1)	30,100	1,728,342
World Point Terminals, L.P.	101,000	2,017,980
		43,826,829
Transportation - 1.2%
Republic of the Marshall Islands - 1.2%
Navios Maritime Partners, L.P. (1)	150,000	1,837,500

Total Master Limited Partnerships and Related Companies (Cost $37,579,555)		$48,334,242

	Principal
Fixed Income - 23.8%	Amount
Commercial Service Supplies & Distributors - 2.8%
United States - 2.8%
United Rentals, Inc., 5.750%, due 11/15/2024 (1)	4,000,000	$4,240,000

Construction & Engineering - 3.2%
United States - 3.2%

Zachry Holdings, Inc., 7.500%, due 02/01/2020(3)	5,000,000	4,887,500

Oil & Gas Equipment & Services - 1.8%
United States - 1.8%
Key Energy Services, 6.750%, due 03/01/2021	4,000,000	2,692,500

Oil & Gas Exploration & Production - 10.9%
United States - 2.3%
MEG Energy Corp., 6.375%, due 01/30/2023(3)	3,725,000	3,557,375
United States - 8.6%
Barrett Bill Corp., 7.000%, due 10/15/2022	2,750,000	2,578,125
Comstock Resources, Inc., 7.750%, due 04/01/2019	5,000,000	3,125,000
Denbury Resources, Inc., 4.625%, due 07/15/2023	4,000,000	3,605,000
Sanchez Energy Corp., 6.125%, due 01/15/2023(3)	4,000,000	3,690,000
		16,555,500
Oil & Gas Refining & Marketing - 2.4%
United States - 2.4%
Western Refining, Inc., 6.250%, due 04/01/2021 (1)	3,750,000	3,750,000

Oil & Gas Storage & Transportation - 0.7%
United States - 0.7%
Sabine Pass Liquefaction, LLC, 5.750%, due 05/15/2024	1,000,000	1,027,500

Trading Companies & Distributors - 1.3%
United States - 1.3%
H & E Equipment Services Inc., 7.000%, due 09/01/2022	2,000,000	2,065,000

Utilities - 0.7%
United States - 0.7%
Sabine Pass Liquefaction, LLC, 5.625%, due 02/01/2021	1,000,000	1,028,750
Total Fixed Income (Cost $40,803,709)		$36,246,750

Short-Term Investments - Investment Companies - 1.8%	Shares
United States - 1.8%
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01%(4)	543,365	$543,365
Fidelity Government Portfolio Fund, 0.01%(4)	543,365	543,365
Fidelity Money Market Portfolio, 0.07%(4)	543,365	543,365
First American Government Obligations Fund - Class Z, 0.01%(4)	543,365	543,365
Invesco STIC Prime Portfolio, 0.04%(4)	543,365	543,365
Total Short-Term Investments - Investment Companies (Cost $2,716,825)		$2,716,825

Total Investments - 107.5% (Cost $141,206,450)		$163,558,987
Liabilities in Excess of Other Assets - (7.5%)		(11,396,991)
Net Assets Applicable to Common Stockholders - 100.0%		$152,161,996

Percentages are stated as a percent of net assets.
(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2015. As such, it is classified as a non-income producing security as of February 28, 2015.
(3)	Restricted security under rule 144A under the Securities Act of 1933, as amended.
(4)	Rate reported is the current yield as of February 28, 2015.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$141,511,332
Gross unrealized appreciation	30,861,761
Gross unrealized depreciation	(8,814,106)
Net unrealized appreciation	$22,047,655

* The above table only reflects tax adjustments through November 30, 2014.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Renaissance Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2015	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$76,261,170	$76,261,170	$-	$-
Master Limited Partnerships and Related Companies (a)	48,334,242	48,334,242	-	-
Total Equity Securities	124,595,412	124,595,412	-	-
Notes Senior Notes(a)	36,246,750	-	36,246,750	-
Total Notes	36,246,750	-	36,246,750	-

Other
Short Term Investments (a)	2,716,825	2,716,825	-	-
Total Other	2,716,825	2,716,825	-	-
Total	$163,558,987	$127,312,237	$36,246,750	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2015.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2015.

Derivative Financial Instruments

The Fund did not hold any derivative instruments during the period ended February 28, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Cushing Renaissance Fund

By (Signature and Title)         /s/ Daniel L. Spears
Daniel L. Spears, President

Date               April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Daniel L. Spears
Daniel L. Spears, President

Date               April 23, 2015

By (Signature and Title)        /s/ John H. Alban
 John H. Alban, Treasurer

Date               April 23, 2015